NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative)
Cash	$ 9,007,042
Working capital	2,063,217
Accumulated deficit	$ (70,027,712)	$ (69,984,262)